Expense Example	Oct. 31, 2025 USD ($)
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,289
Expense Example, with Redemption, 10 Years	2,169
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,169
Expense Example, with Redemption, 10 Years	2,513
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	1,889
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	704
Expense Example, with Redemption, 3 Years	1,083
Expense Example, with Redemption, 5 Years	1,486
Expense Example, with Redemption, 10 Years	2,608
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	338
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,362
Expense Example, with Redemption, 10 Years	$ 2,925